Employee Benefits Payable - Summary of Employee Benefits Payable (Detail) - ARS ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017
Disclosure of defined benefit plans [line items]
Short-term employee benefits accruals	$ 1,652,368	$ 1,856,697	$ 1,556,331
Salaries, bonuses and social security contributions [member]
Disclosure of defined benefit plans [line items]
Short-term employee benefits accruals	810,905	1,048,421	795,349
Vacation accrual [member]
Disclosure of defined benefit plans [line items]
Short-term employee benefits accruals	$ 841,463	$ 808,276	$ 760,982